Average Annual Total Returns - Rising US Dollar ProFund	Investor OneYear	Investor FiveYears	Investor TenYears	Investor InceptionDate	Investor After Taxes on Distributions OneYear	Investor After Taxes on Distributions FiveYears	Investor After Taxes on Distributions TenYears	Investor After Taxes on Distributions and Sales of Shares OneYear	Investor After Taxes on Distributions and Sales of Shares FiveYears	Investor After Taxes on Distributions and Sales of Shares TenYears	Service OneYear	Service FiveYears	Service TenYears	Service InceptionDate	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		S&P 500® InceptionDate	ICE® U.S. Dollar Index® OneYear		ICE® U.S. Dollar Index® FiveYears		ICE® U.S. Dollar Index® TenYears		ICE® U.S. Dollar Index® InceptionDate
Total	2.63%	1.36%	0.81%	Feb. 17, 2005	2.52%	1.31%	0.79%	1.56%	1.03%	0.62%	1.61%	0.34%	(0.19%)	Feb. 17, 2005	31.49%	[1]	11.70%	[1]	13.56%	[1]	[1]	0.36%	[2]	1.34%	[2]	2.16%	[2]	[2]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[2]	Reflects no deduction for fees, expenses or taxes.